SUBSEQUENT EVENTS (Details) - USD ($)	Jul. 03, 2023	Jan. 23, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 10, 2023	Jan. 11, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2021
SUBSEQUENT EVENTS
Common stock, par value			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common shares, shares issued			138,848,177				138,848,177	138,848,177
Common shares, shares outstanding			138,825,356				138,825,356	138,825,356
PRIVETERRA ACQUISITION CORP.
SUBSEQUENT EVENTS
Reduction in deferred underwriting fee payable, Waiver		$ 4,636,800
PRIVETERRA ACQUISITION CORP. | Class A Common stock
SUBSEQUENT EVENTS
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
PRIVETERRA ACQUISITION CORP. | Class B common stock
SUBSEQUENT EVENTS
Common stock, par value			$ 0.0001				$ 0.0001	$ 0.0001
Common shares, shares issued			6,900,000				6,900,000	6,900,000	6,900,000
Common shares, shares outstanding			6,900,000				6,900,000	6,900,000	6,900,000
PRIVETERRA ACQUISITION CORP. | Subsequent events
SUBSEQUENT EVENTS
Reduction in deferred underwriting fee payable, Waiver		$ 4,636,800
PRIVETERRA ACQUISITION CORP. | Subsequent events | Class A Common stock
SUBSEQUENT EVENTS
Common stock, shares entitled to vote	1,528,826
Common stock, par value					$ 0.0001
Common shares, shares issued	2,002,272
Common shares, shares outstanding	2,002,272
PRIVETERRA ACQUISITION CORP. | Subsequent events | Class B common stock
SUBSEQUENT EVENTS
Common stock, shares entitled to vote	6,900,000
Common shares, shares issued	6,900,000
Common shares, shares outstanding	6,900,000
PRIVETERRA ACQUISITION CORP. | AEON
SUBSEQUENT EVENTS
Agreed amount with certain investors						$ 20,000,000
PRIVETERRA ACQUISITION CORP. | AEON | Subsequent events
SUBSEQUENT EVENTS
Agreed amount with certain investors						$ 20,000,000